Consolidated Portfolio of Investments – as of March 31, 2023 (Unaudited)

AlphaSimplex Global Alternatives Fund

Shares	Description	Value (†)

Common Stocks – 16.2% of Net Assets
	Aerospace & Defense – 0.2%
516	General Dynamics Corp.	$117,757
3,125	Howmet Aerospace, Inc.	132,406
218	Lockheed Martin Corp.	103,055
2,103	Mercury Systems, Inc.(a)	107,505

		460,723

	Air Freight & Logistics – 0.2%
1,416	Expeditors International of Washington, Inc.	155,930
1,387	United Parcel Service, Inc., Class B	269,064

		424,994

	Automobile Components – 0.1%
4,250	Gentex Corp.	119,127
2,113	Patrick Industries, Inc.	145,396

		264,523

	Automobiles – 0.1%
854	Ferrari NV	231,383

	Banks – 0.8%
962	City Holding Co.	87,426
5,556	Columbia Financial, Inc.(a)	101,564
2,485	Community Trust Bancorp, Inc.	94,306
5,101	First Financial Corp.	191,185
1,501	Great Southern Bancorp, Inc.	76,071
62,345	Lakeland Bancorp, Inc.	975,076
7,544	Northfield Bancorp, Inc.	88,868
7,875	Northwest Bancshares, Inc.	94,736
6,203	TrustCo Bank Corp. NY	198,124
2,036	Westamerica BanCorp	90,195

		1,997,551

	Beverages – 0.2%
484	Coca-Cola Co.	30,022
453	Constellation Brands, Inc., Class A	102,328
943	PepsiCo, Inc.	171,909
10,828	Primo Water Corp.	166,210

		470,469

	Biotechnology – 0.6%
3,122	AbbVie, Inc.	497,553
4,608	Alkermes PLC(a)	129,900
1,312	Amgen, Inc.	317,176
105	Biogen, Inc.(a)	29,193
3,257	Gilead Sciences, Inc.	270,233
10,510	Ironwood Pharmaceuticals, Inc.(a)	110,565

		1,354,620

Shares	Description	Value (†)

Common Stocks – continued
	Broadline Retail – 0.0%
63	Macy’s, Inc.	$1,102

	Building Products – 0.4%
775	Builders FirstSource, Inc.(a)	68,804
394	Carlisle Cos., Inc.	89,072
2,755	Johnson Controls International PLC	165,906
1,380	Masonite International Corp.(a)	125,263
4,861	Resideo Technologies, Inc.(a)	88,859
4,662	Tecnoglass, Inc.	195,617
846	Trane Technologies PLC	155,647

		889,168

	Capital Markets – 0.8%
7,005	Bain Capital Specialty Finance, Inc.	83,500
4,747	Brightsphere Investment Group, Inc.	111,934
1,114	Cboe Global Markets, Inc.	149,543
2,459	Charles Schwab Corp.	128,803
510	CME Group, Inc.	97,675
429	Goldman Sachs Group, Inc.	140,330
1,025	Intercontinental Exchange, Inc.	106,897
5,071	Invesco Ltd.	83,164
3,879	Janus Henderson Group PLC	103,337
4,087	Lazard Ltd., Class A	135,321
467	MarketAxess Holdings, Inc.	182,733
476	Morningstar, Inc.	96,642
2,902	Nasdaq, Inc.	158,652
1,142	T. Rowe Price Group, Inc.	128,932
5,178	Victory Capital Holdings, Inc., Class A	151,560

		1,859,023

	Chemicals – 0.2%
48	Albemarle Corp.	10,610
1,040	Corteva, Inc.	62,722
1,323	International Flavors & Fragrances, Inc.	121,663
325	NewMarket Corp.	118,618
2,003	Olin Corp.	111,167

		424,780

	Commercial Services & Supplies – 0.2%
398	Cintas Corp.	184,147
4,682	Ennis, Inc.	98,743
218	Republic Services, Inc.	29,478
890	Waste Management, Inc.	145,221

		457,589

	Construction & Engineering – 0.3%
3,246	AECOM	273,703
10,337	MDU Resources Group, Inc.	315,072
444	Quanta Services, Inc.	73,988

		662,763

Shares	Description	Value (†)

Common Stocks – continued
	Construction Materials – 0.0%
625	Vulcan Materials Co.	$107,225

	Consumer Finance – 0.1%
2,503	Nelnet, Inc., Class A	230,001

	Consumer Staples Distribution & Retail – 0.4%
184	Costco Wholesale Corp.	91,424
181	Dollar General Corp.	38,093
1,299	Target Corp.	215,153
3,108	U.S. Foods Holding Corp.(a)	114,810
2,877	Walmart, Inc.	424,214

		883,694

	Containers & Packaging – 0.2%
1,806	AptarGroup, Inc.	213,451
3,216	Sealed Air Corp.	147,647
3,963	Silgan Holdings, Inc.	212,694

		573,792

	Distributors – 0.1%
588	Genuine Parts Co.	98,378
2,732	LKQ Corp.	155,069

		253,447

	Diversified Consumer Services – 0.1%
1,522	Grand Canyon Education, Inc.(a)	173,356

	Diversified REITs – 0.0%
402	WP Carey, Inc.	31,135

	Electric Utilities – 0.4%
571	ALLETE, Inc.	36,755
944	Alliant Energy Corp.	50,410
401	American Electric Power Co., Inc.	36,487
748	Avangrid, Inc.	29,830
1,387	Duke Energy Corp.	133,804
253	Entergy Corp.	27,258
422	Evergy, Inc.	25,793
441	Eversource Energy	34,513
811	Exelon Corp.	33,973
6,099	FirstEnergy Corp.	244,326
717	Hawaiian Electric Industries, Inc.	27,533
388	IDACORP, Inc.	42,032
374	MGE Energy, Inc.	29,048
753	OGE Energy Corp.	28,358
374	Pinnacle West Capital Corp.	29,636
604	Portland General Electric Co.	29,529
1,371	PPL Corp.	38,100
668	Xcel Energy, Inc.	45,050

		922,435

Shares	Description	Value (†)

Common Stocks – continued
	Electrical Equipment – 0.2%
1,443	AMETEK, Inc.	$209,711
915	Eaton Corp. PLC	156,776
1,303	Emerson Electric Co.	113,544

		480,031

	Electronic Equipment, Instruments & Components – 0.5%
2,034	Amphenol Corp., Class A	166,218
716	CDW Corp.	139,541
5,285	Flex Ltd.(a)	121,608
1,426	Insight Enterprises, Inc.(a)	203,861
1,172	OSI Systems, Inc.(a)	119,966
1,238	TE Connectivity Ltd.	162,364
6,795	Vontier Corp.	185,775

		1,099,333

	Energy Equipment & Services – 0.0%
352	Halliburton Co.	11,137
4,715	USA Compression Partners LP	99,628

		110,765

	Entertainment – 0.1%
929	Electronic Arts, Inc.	111,898
1,865	World Wrestling Entertainment, Inc., Class A	170,200

		282,098

	Financial Services – 0.2%
6,313	Banco Latinoamericano de Comercio Exterior SA	109,720
1,364	Fiserv, Inc.(a)	154,173
560	Jack Henry & Associates, Inc.	84,403
6,852	NMI Holdings, Inc., Class A(a)	153,005

		501,301

	Food Products – 0.5%
602	Campbell Soup Co.	33,098
970	Conagra Brands, Inc.	36,433
1,004	Flowers Foods, Inc.	27,520
950	Freshpet, Inc.(a)	62,881
587	General Mills, Inc.	50,165
1,169	Hershey Co.	297,405
1,156	Hormel Foods Corp.	46,101
934	Ingredion, Inc.	95,016
207	J.M. Smucker Co.	32,576
1,121	John B Sanfilippo & Son, Inc.	108,647
718	Kellogg Co.	48,077
719	Kraft Heinz Co.	27,804
690	McCormick & Co., Inc.	57,415
2,109	Mondelez International, Inc., Class A	147,039
2,493	TreeHouse Foods, Inc.(a)	125,722
1,242	Tyson Foods, Inc., Class A	73,675

		1,269,574

Shares	Description	Value (†)

Common Stocks – continued
	Gas Utilities – 0.1%
2,056	Southwest Gas Holdings, Inc.	$128,397
5,215	Suburban Propane Partners LP	79,894

		208,291

	Ground Transportation – 0.2%
448	Old Dominion Freight Line, Inc.	152,696
1,308	Union Pacific Corp.	263,248

		415,944

	Health Care Equipment & Supplies – 0.2%
778	Becton Dickinson & Co.	192,586
4,605	Inmode Ltd.(a)	147,176
3	Insulet Corp.(a)	957
214	Shockwave Medical, Inc.(a)	46,401

		387,120

	Health Care Providers & Services – 0.8%
1,320	AMN Healthcare Services, Inc.(a)	109,507
650	Cardinal Health, Inc.	49,075
329	Chemed Corp.	176,920
1,908	CVS Health Corp.	141,783
307	Humana, Inc.	149,036
591	Laboratory Corp. of America Holdings	135,587
399	McKesson Corp.	142,064
857	ModivCare, Inc.(a)	72,057
6,023	Premier, Inc., Class A	194,964
749	Quest Diagnostics, Inc.	105,969
1,130	UnitedHealth Group, Inc.	534,027

		1,810,989

	Health Care REITs – 0.0%
6,143	Physicians Realty Trust	91,715

	Health Care Technology – 0.0%
4,074	HealthStream, Inc.(a)	110,405

	Hotels, Restaurants & Leisure – 0.3%
71	Chipotle Mexican Grill, Inc.(a)	121,289
935	Hilton Worldwide Holdings, Inc.	131,714
928	Marriott International, Inc., Class A	154,085
2,896	MGM Resorts International	128,640
6,741	Wendy’s Co.	146,819
777	Yum! Brands, Inc.	102,626

		785,173

	Household Durables – 0.2%
1,166	Garmin Ltd.	117,673
1,583	Installed Building Products, Inc.	180,510
7,685	Newell Brands, Inc.	95,601
4,023	Sonos, Inc.(a)	78,931

		472,715

Shares	Description	Value (†)

Common Stocks – continued
	Household Products – 0.3%
396	Church & Dwight Co., Inc.	$35,010
6,146	Colgate-Palmolive Co.	461,872
1,284	Kimberly-Clark Corp.	172,338
294	Procter & Gamble Co.	43,715
3,497	Reynolds Consumer Products, Inc.	96,168

		809,103

	Independent Power & Renewable Electricity Producers – 0.0%
1,382	NextEra Energy Partners LP	83,957

	Industrial Conglomerates – 0.2%
1,963	3M Co.	206,331
1,703	General Electric Co.	162,807
1,056	Honeywell International, Inc.	201,822

		570,960

	Industrial REITs – 0.0%
1,986	First Industrial Realty Trust, Inc.	105,655

	Insurance – 0.5%
2,265	American International Group, Inc.	114,065
780	CNA Financial Corp.	30,443
592	Erie Indemnity Co., Class A	137,143
577	Loews Corp.	33,478
1,673	Marsh & McLennan Cos., Inc.	278,638
730	Progressive Corp.	104,434
327	Safety Insurance Group, Inc.	24,368
141	Travelers Cos., Inc.	24,169
131	White Mountains Insurance Group Ltd.	180,451
723	Willis Towers Watson PLC	168,011

		1,095,200

	IT Services – 0.2%
2,466	Amdocs Ltd.	236,810
1,678	GoDaddy, Inc., Class A(a)	130,414
713	International Business Machines Corp.	93,467

		460,691

	Leisure Products – 0.0%
1,769	Sturm Ruger & Co., Inc.	101,611

	Life Sciences Tools & Services – 0.3%
462	Danaher Corp.	116,443
870	Medpace Holdings, Inc.(a)	163,604
1,867	QIAGEN NV(a)	85,751
433	Thermo Fisher Scientific, Inc.	249,568

		615,366

	Machinery – 0.9%
3,414	Allison Transmission Holdings, Inc.	154,450
579	Caterpillar, Inc.	132,498
348	Deere & Co.	143,682

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
21,393	Evoqua Water Technologies Corp.(a)	$1,063,660
1,564	Illinois Tool Works, Inc.	380,756
942	Lincoln Electric Holdings, Inc.	159,292

		2,034,338

	Marine Transportation – 0.2%
2,622	Kirby Corp.(a)	182,754
2,727	Star Bulk Carriers Corp.	57,594
5,930	ZIM Integrated Shipping Services Ltd.	139,829

		380,177

	Media – 0.1%
3,068	New York Times Co., Class A	119,284
29,191	Sirius XM Holdings, Inc.	115,888

		235,172

	Metals & Mining – 0.2%
22	Alcoa Corp.	936
5,063	Freeport-McMoRan, Inc.	207,128
355	Nucor Corp.	54,837
2,136	Southern Copper Corp.	162,870
484	Steel Dynamics, Inc.	54,721

		480,492

	Mortgage Real Estate Investment Trusts (REITs) – 0.0%
8,950	Dynex Capital, Inc.	108,474

	Multi-Utilities – 0.2%
475	Ameren Corp.	41,035
3,101	Brookfield Infrastructure Partners LP	104,721
812	CenterPoint Energy, Inc.	23,922
553	CMS Energy Corp.	33,943
425	Consolidated Edison, Inc.	40,660
1,042	DTE Energy Co.	114,141
1,374	NiSource, Inc.	38,417
545	NorthWestern Corp.	31,534
690	Public Service Enterprise Group, Inc.	43,090
388	WEC Energy Group, Inc.	36,778

		508,241

	Office REITs – 0.1%
5,966	Easterly Government Properties, Inc.	81,973
1,902	Equity Commonwealth	39,390

		121,363

	Oil, Gas & Consumable Fuels – 0.5%
1,826	Antero Resources Corp.(a)	42,162
1,774	California Resources Corp.	68,299
1,092	Cheniere Energy Partners LP	51,673
1,140	Chesapeake Energy Corp.	86,686
723	ConocoPhillips	71,729
195	Coterra Energy, Inc.	4,785

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
1,703	CVR Energy, Inc.	$55,824
109	Devon Energy Corp.	5,517
20	Diamondback Energy, Inc.	2,703
4,212	Energy Transfer LP	52,524
8,062	Enterprise Products Partners LP	208,806
408	EOG Resources, Inc.	46,769
522	Exxon Mobil Corp.	57,243
11	Hess Corp.	1,456
1,389	Marathon Petroleum Corp.	187,279
1,005	Occidental Petroleum Corp.	62,742
1,809	Peabody Energy Corp.(a)	46,310
301	Pioneer Natural Resources Co.	61,476
2,329	Sunoco LP	102,220
789	Targa Resources Corp.	57,558
89	Valero Energy Corp.	12,424

		1,286,185

	Personal Care Products – 0.1%
1,805	USANA Health Sciences, Inc.(a)	113,535

	Pharmaceuticals – 0.3%
5,026	Bausch Health Cos., Inc.(a)	40,710
1,157	Bristol-Myers Squibb Co.	80,192
171	Eli Lilly & Co.	58,725
12,717	Innoviva, Inc.(a)	143,066
799	Johnson & Johnson	123,845
989	Merck & Co., Inc.	105,220
941	Zoetis, Inc.	156,620

		708,378

	Professional Services – 0.5%
1,883	CoStar Group, Inc.(a)	129,645
1,463	Exponent, Inc.	145,846
2,208	Leidos Holdings, Inc.	203,268
1,317	Paychex, Inc.	150,915
1,950	Robert Half International, Inc.	157,111
1,714	TriNet Group, Inc.(a)	138,166
723	Verisk Analytics, Inc.	138,715

		1,063,666

	Real Estate Management & Development – 0.1%
1,434	Howard Hughes Corp.(a)	114,720
5,618	Kennedy-Wilson Holdings, Inc.	93,203

		207,923

	Retail REITs – 0.1%
390	Alexander’s, Inc.	75,562
893	Getty Realty Corp.	32,175
737	National Retail Properties, Inc.	32,539
474	Realty Income Corp.	30,014

		170,290

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – 0.3%
435	Broadcom, Inc.	$279,070
240	Enphase Energy, Inc.(a)	50,467
362	First Solar, Inc.(a)	78,735
3,856	Intel Corp.	125,976
765	ON Semiconductor Corp.(a)	62,975
546	Texas Instruments, Inc.	101,561

		698,784

	Software – 0.6%
79	Adobe, Inc.(a)	30,444
611	CyberArk Software Ltd.(a)	90,416
5,666	Gen Digital, Inc.	97,229
1,415	Microsoft Corp.	407,945
1,144	New Relic, Inc.(a)	86,132
267	Palo Alto Networks, Inc.(a)	53,331
1,019	PTC, Inc.(a)	130,666
558	Roper Technologies, Inc.	245,905
489	Salesforce, Inc.(a)	97,692
191	ServiceNow, Inc.(a)	88,762
338	Tyler Technologies, Inc.(a)	119,868
828	Workiva, Inc.(a)	84,795

		1,533,185

	Specialized REITs – 0.5%
3,388	Four Corners Property Trust, Inc.	91,002
2,125	Gaming & Leisure Properties, Inc.	110,627
8,344	Life Storage, Inc.	1,093,815

		1,295,444

	Specialty Retail – 0.3%
1,630	Bath & Body Works, Inc.	59,625
556	Home Depot, Inc.	164,087
650	Lowe’s Cos., Inc.	129,981
138	O’Reilly Automotive, Inc.(a)	117,159
319	RH(a)	77,692
674	Tractor Supply Co.	158,417

		706,961

	Technology Hardware, Storage & Peripherals – 0.2%
1,822	Apple, Inc.	300,448
26	HP, Inc.	763
1,651	Seagate Technology Holdings PLC	109,164
5,116	Xerox Holdings Corp.	78,786

		489,161

	Textiles, Apparel & Luxury Goods – 0.1%
446	Lululemon Athletica, Inc.(a)	162,429

	Tobacco – 0.1%
4,383	Altria Group, Inc.	195,570

Shares	Description	Value (†)

Common Stocks – continued
	Tobacco – continued
1,021	Philip Morris International, Inc.	$99,292

		294,862

	Trading Companies & Distributors – 0.3%
6,629	Fastenal Co.	357,568
1,969	GMS, Inc.(a)	113,986
2,280	MSC Industrial Direct Co., Inc., Class A	191,520
329	United Rentals, Inc.	130,205

		793,279

	Water Utilities – 0.1%
2,793	Essential Utilities, Inc.	121,914

	Wireless Telecommunication Services – 0.2%
3,071	T-Mobile U.S., Inc.(a)	444,804

	Total Common Stocks (Identified Cost $37,785,562)	38,500,827

Closed-End Investment Companies – 0.1%
15,691	Golub Capital BDC, Inc. (Identified Cost $245,363)	212,770

Principal Amount

Short-Term Investments – 76.1%
	Certificates of Deposit – 29.5%
$ 8,000,000	DNB Nor Bank ASA (NY), 4.750%, 4/05/2023	7,999,980
5,000,000	Bank of America N.A., 5.050%, 4/12/2023	5,000,107
10,000,000	Mizuho Bank Ltd. (NY), 5.000%, 4/28/2023	9,999,811
5,000,000	Sumitomo Mitsui Trust (NY), 4.870%, 5/17/2023	4,999,162
5,000,000	Mitsubishi UFJ Trust & Banking Corp. (NY), 5.280%, 5/17/2023	5,002,007
6,000,000	Skandinaviska Enskilda Banken (NY), 4.820%, 5/24/2023	5,998,685
8,000,000	Bank of Nova Scotia, SOFR + 0.700%, 5.520%, 8/17/2023(b)	8,011,780
5,000,000	Canadian Imperial Bank of Commerce (NY), 5.200%, 9/21/2023	4,994,598
10,000,000	Toronto-Dominion Bank (NY), 5.320%, 9/27/2023	9,994,920
3,000,000	Nordea Bank ABP (NY), SOFR + 0.270%, 5.090%, 2/16/2024(b)	2,991,856
5,000,000	Westpac Banking Corp. (NY), SOFR + 0.230%, 5.060%, 2/22/2024(b)	4,988,043

		69,980,949

	Treasuries – 42.3%
12,500,000	U.S. Treasury Bills, 4.220%-4.553%, 4/04/2023(c)(d)	12,498,405

Principal Amount	Description	Value (†)

	Treasuries – continued
$ 2,500,000	U.S. Treasury Bills, 4.445%, 4/06/2023(c)(e)	$2,499,038
3,000,000	U.S. Treasury Bills, 4.580%, 4/11/2023(c)	2,996,947
14,000,000	U.S. Treasury Bills, 4.540%, 4/17/2023(c)	13,974,411
5,000,000	U.S. Treasury Bills, 4.075%, 4/18/2023(c)	4,990,510
10,000,000	U.S. Treasury Bills, 3.800%, 4/20/2023(c)	9,978,054
4,000,000	U.S. Treasury Bills, 4.580%, 4/27/2023(c)	3,987,733
6,000,000	U.S. Treasury Bills, 4.590%, 5/02/2023(c)	5,977,820
3,000,000	U.S. Treasury Bills, 4.503%, 5/04/2023(c)	2,988,068
5,000,000	U.S. Treasury Bills, 4.345%, 5/16/2023(c)	4,972,849
3,000,000	U.S. Treasury Bills, 4.555%, 5/30/2023(c)	2,977,953
4,000,000	U.S. Treasury Bills, 4.725%, 6/01/2023(c)	3,970,254
4,000,000	U.S. Treasury Bills, 4.620%, 6/06/2023(c)	3,967,884
7,500,000	U.S. Treasury Bills, 4.540%, 6/22/2023(c)	7,423,354
10,000,000	U.S. Treasury Bills, 4.580%, 6/29/2023(c)	9,888,108
7,500,000	U.S. Treasury Bills, 4.613%, 9/21/2023(c)	7,333,299

		100,424,687

	Repurchase Agreements – 4.3%
10,057,772	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2023 at 2.100% to be repurchased at $10,059,532 on 4/03/2023 collateralized by $334,000 U.S. Treasury Note, 2.875% due 6/15/2025 valued at $325,611; $11,408,300 U.S. Treasury Note, 0.750% due 1/31/2028 valued at $9,933,371 including accrued interest(f)(g) (Identified Cost $10,057,772)	10,057,772

	Total Short-Term Investments (Identified Cost $180,468,620)	180,463,408

	Total Investments – 92.4% (Identified Cost $218,499,545)	219,177,005
	Other assets less liabilities – 7.6%	18,020,788

	Net Assets – 100.0%	$237,197,793

Consolidation

The Fund invests in commodity-related derivatives through its investment in the AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2023, the value of the Fund’s investment in the Subsidiary was $2,792,453, representing 1.18% of the Fund’s net assets.

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Equity basket total return swaps are valued based on the value of the underlying listed equity securities as reported by an independent pricing service.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Variable rate security. Rate as of March 31, 2023 is disclosed.
(c)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(d)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(f)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(g)	A portion of the security is held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
CHF	Swiss Franc
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2023, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
UBS AG	6/21/2023	CHF	B	1,375,000	$1,502,410	$1,515,453	$13,043
UBS AG	6/21/2023	CHF	B	2,125,000	2,351,748	2,342,064	(9,684)
UBS AG	6/21/2023	CHF	S	625,000	689,743	688,842	901
UBS AG	6/21/2023	CHF	S	10,250,000	11,109,676	11,297,015	(187,339)
UBS AG	6/21/2023	NOK	B	4,000,000	377,150	383,394	6,244
UBS AG	6/21/2023	NOK	S	10,000,000	965,965	958,485	7,480
UBS AG	6/21/2023	NOK	S	26,000,000	2,490,776	2,492,061	(1,285)
UBS AG	6/21/2023	NZD	B	5,000,000	3,100,932	3,126,449	25,517
UBS AG	6/21/2023	NZD	B	1,500,000	939,951	937,935	(2,016)
UBS AG	6/21/2023	PLN	B	3,000,000	683,576	691,693	8,117
UBS AG	6/21/2023	SEK	B	16,000,000	1,527,317	1,547,820	20,503
UBS AG	6/21/2023	SEK	B	10,000,000	969,954	967,387	(2,567)
UBS AG	6/21/2023	SEK	S	4,000,000	375,201	386,955	(11,754)
UBS AG	6/21/2023	SGD	B	5,500,000	4,102,243	4,143,194	40,951
UBS AG	6/21/2023	SGD	B	1,125,000	850,759	847,471	(3,288)
UBS AG	6/21/2023	ZAR	S	31,500,000	1,702,202	1,757,203	(55,001)

Total							$(150,178)

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2023, open long futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	6/15/2023	10	$820,794	$821,433	$639
3 Year Australia Government Bond	6/15/2023	27	1,969,578	1,963,922	(5,656)
3-month SOFR Index	12/19/2023	297	70,931,825	70,830,788	(101,037)
ASX SPI 200™	6/15/2023	9	1,055,667	1,081,536	25,869
Brazilian Real	4/28/2023	61	1,178,159	1,197,125	18,966
British Pound	6/16/2023	45	3,409,436	3,474,844	65,408
CAC 40®	4/21/2023	10	766,996	795,372	28,376
DAX	6/16/2023	1	411,900	428,296	16,396
E-mini NASDAQ 100	6/16/2023	25	6,057,430	6,650,875	593,445
E-mini Russell 2000	6/16/2023	313	27,911,118	28,381,274	470,156
E-mini S&P MidCap 400®	6/16/2023	31	7,654,417	7,842,070	187,653
Euro	6/16/2023	78	10,503,527	10,630,912	127,385
EURO STOXX 50®	6/16/2023	32	1,402,583	1,478,737	76,154
FTSE 100 Index	6/16/2023	16	1,484,809	1,507,754	22,945
FTSE China A50 Index	4/27/2023	189	2,470,204	2,514,834	44,630
FTSE MIB	6/16/2023	4	561,077	578,169	17,092
FTSE Taiwan Index	4/27/2023	5	276,625	277,600	975
FTSE/JSE Top 40 Index	6/15/2023	11	430,145	440,086	9,941
Hang Seng China Enterprises Index	4/27/2023	38	1,626,033	1,697,193	71,160
Hang Seng China Enterprises Index®	4/27/2023	5	628,511	652,269	23,758
IBEX 35	4/21/2023	6	581,725	598,201	16,476
Indian Rupee	4/26/2023	36	868,680	874,584	5,904
Japanese Yen	6/16/2023	21	2,000,042	2,000,905	863
Mexican Peso	6/16/2023	57	1,541,024	1,558,095	17,071
MSCI EAFE Index	6/16/2023	81	8,202,429	8,490,825	288,396
MSCI Emerging Markets Index	6/16/2023	144	6,949,440	7,167,600	218,160
MSCI Singapore	4/27/2023	11	251,089	253,137	2,048
Nikkei 225™	6/08/2023	2	421,992	422,369	377
OMXS30®	4/21/2023	25	516,632	533,951	17,319
STOXX Europe 600	6/16/2023	416	9,825,639	10,252,428	426,789
TOPIX	6/08/2023	34	5,158,257	5,130,409	(27,848)

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)

Futures Contracts Purchased – continued
UK Long Gilt	6/28/2023	55	6,993,062	$7,012,087	$19,025

Total					$2,678,835

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)

Brent Crude Oil	4/28/2023	41	$3,474,840	$3,275,490	$(199,350)
Copper	5/26/2023	50	5,088,511	5,118,125	29,614
Gasoline	4/28/2023	7	809,161	788,214	(20,947)
Live Cattle	6/30/2023	19	1,210,361	1,232,150	21,789
Low Sulfur Gasoil	5/11/2023	10	790,250	751,750	(38,500)
New York Harbor ULSD	4/28/2023	16	1,860,251	1,761,043	(99,208)
Silver	5/26/2023	4	460,435	483,120	22,685
Soybean	7/14/2023	40	3,014,223	2,951,000	(63,223)
Soybean Meal	7/14/2023	71	3,226,358	3,275,230	48,872
Sugar	6/30/2023	107	2,492,095	2,616,107	124,012
Zinc LME	6/21/2023	11	939,263	804,307	(134,956)

Total					$(309,212)

At March 31, 2023, open short futures contracts were as follows:

Financial and Currency Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Year Canada Government Bond	6/21/2023	26	$2,417,254	$2,427,051	$(9,797)
10 Year U.S. Treasury Note	6/21/2023	180	20,145,991	20,685,938	(539,947)
2 Year U.S. Treasury Note	6/30/2023	8	1,634,579	1,651,625	(17,046)
5 Year U.S. Treasury Note	6/30/2023	18	1,927,903	1,971,141	(43,238)
Australian Dollar	6/16/2023	7	468,108	469,070	(962)
Canadian Dollar	6/20/2023	213	15,593,862	15,759,870	(166,008)
E-mini S&P 500®	6/16/2023	40	7,806,279	8,275,500	(469,221)
Euribor	9/18/2023	27	7,059,037	7,055,743	3,294
Euro Schatz	6/08/2023	25	2,836,064	2,865,654	(29,590)
Euro-BTP	6/08/2023	15	1,891,432	1,876,456	14,976
Euro-Buxl® 30 Year Bond	6/08/2023	4	570,014	611,051	(41,037)
Euro-OAT	6/08/2023	22	3,101,724	3,107,157	(5,433)
German Euro BOBL	6/08/2023	20	2,493,048	2,556,817	(63,769)
German Euro Bund	6/08/2023	125	17,923,119	18,414,808	(491,689)
Short-Term Euro-BTP	6/08/2023	20	2,258,362	2,285,474	(27,112)
U.S. Dollar Index	6/16/2023	40	4,158,120	4,087,440	70,680
Ultra 10 Year U.S. Treasury Note	6/21/2023	23	2,691,408	2,786,233	(94,825)
Ultra Long U.S. Treasury Bond	6/21/2023	4	536,157	564,500	(28,343)

Total					$(1,939,067)

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/21/2023	47	$2,959,569	$2,832,338	$127,231
Cocoa	7/14/2023	45	1,290,680	1,302,300	(11,620)
Coffee	7/19/2023	5	318,221	318,188	33

Commodity Futures[1]	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Futures Contracts Sold – continued
Corn	7/14/2023	54	1,688,960	$1,717,200	$(28,240)
Cotton	5/08/2023	35	1,478,765	1,448,650	30,115
Gold	6/28/2023	1	197,002	198,620	(1,618)
Natural Gas	4/26/2023	40	1,058,027	886,400	171,627
Nickel LME	6/21/2023	4	568,259	571,896	(3,637)
Soybean Oil	7/14/2023	8	263,472	266,976	(3,504)
Wheat	7/14/2023	96	3,706,597	3,381,600	324,997
WTI Crude Oil	4/20/2023	49	3,648,329	3,707,830	(59,501)

Total					$545,883

[1]	Commodity futures are held by AlphaSimplex Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Swap Agreements

The Fund may enter into equity basket total return swap agreements. An equity basket total return swap is an agreement between two parties to exchange, for a specified period and based on the notional amount, the total return on an underlying basket of equity securities for, typically, fixed or floating interest payments. When a Fund pays interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may be required to pay the change in value to the counterparty in addition to the interest payment; conversely, when a Fund receives interest in exchange for the total return of an underlying asset and the value of the underlying asset decreases, the Fund may receive the change in value in addition to the interest payment. The Fund receives net interest or pays net total return depending on whether the values of the underlying assets decrease or increase. Dividends declared on short reference entity common stocks are accrued and paid to the counterparty. Equity basket total return swap agreements typically reset on a monthly basis.

Equity basket total return swap agreements are valued daily, and fluctuations in value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement. Payments made or received by the Fund as a result of a reset or termination of the agreement are recorded as realized gain or loss.

Equity basket total return swap agreements are privately negotiated in the over-the-counter market and are entered into as bilateral contracts. Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. Bilateral swap agreements may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2023, the Fund had the following open swap agreements:

Bilateral Equity Basket Total Return Swaps (a)

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)	Value of Reference Entities	Notional Amount Net Asset Percentage
Equity Securities Short	Morgan Stanley Capital Services LLC	5/19/2023	$(28,059,535)	$—	$(28,059,535)	(11.8%)

(a)

The Fund receives or pays, on a monthly basis, the total return on a portfolio of short equity positions net of one day U.S. Federal Funds Effective Rate minus a spread of 0.45%-25.60% as calculated on the notional amount.

The following table represents the reference entities underlying the total return swap with Morgan Stanley Capital Services LLC as of March 31, 2023:

Common Stocks - Short	Shares	Value	% of Basket Value
Aerospace & Defense
Axon Enterprise, Inc.	(300)	$(67,455)	(0.2%)
Boeing Co.	(278)	(59,056)	(0.2%)
Raytheon Technologies Corp.	(1,877)	(183,815)	(0.7%)
Triumph Group, Inc.	(22,689)	(262,965)	(0.9%)

		(573,291)
Air Freight & Logistics
FedEx Corp.	(777)	(177,537)	(0.6%)

Automobile Components
Dana, Inc.	(3,966)	(59,688)	(0.2%)

Automobiles
Ford Motor Co.	(14,574)	(183,632)	(0.7%)
General Motors Co.	(236)	(8,657)	(0.0%)

		(192,289)
Banks
Hilltop Holdings, Inc.	(5,094)	(151,139)	(0.5%)
Provident Financial Services	(51,750)	(992,565)	(3.5%)
Signature Bank	(455)	(83)	(0.0%)
Texas Capital Bancshares, Inc.	(2,621)	(128,324)	(0.5%)
Wells Fargo & Co.	(3,310)	(123,728)	(0.4%)
WSFS Financial Corp.	(3,271)	(123,022)	(0.4%)

		(1,518,861)
Beverages
Celsius Holdings, Inc.	(1,978)	(183,835)	(0.7%)

Biotechnology
Agios Pharmaceuticals, Inc.	(1,960)	(45,021)	(0.2%)
Alector, Inc.	(6,203)	(38,397)	(0.1%)
Denali Therapeutics, Inc.	(1,887)	(43,476)	(0.2%)
Intellia Therapeutics, Inc.	(1,679)	(62,576)	(0.2%)
Moderna, Inc.	(304)	(46,688)	(0.2%)
Natera, Inc.	(3,526)	(195,764)	(0.7%)
Ultragenyx Pharmaceutical, Inc.	(1,096)	(43,950)	(0.2%)

		(475,872)
Broadline Retail
Coupang, Inc.	(11,452)	(183,232)	(0.7%)
Etsy, Inc.	(567)	(63,124)	(0.2%)
Kohl’s Corp.	(1,968)	(46,327)	(0.2%)

		(292,683)
Building Products
Janus International Group, Inc.	(15,058)	(148,472)	(0.5%)
JELD-WEN Holding, Inc.	(7,761)	(98,254)	(0.4%)

		(246,726)
Capital Markets
Ares Management Corp., Class A	(2,124)	(177,227)	(0.6%)
Brookfield Corp.	(4,414)	(143,852)	(0.5%)
XP, Inc., Class A	(10,178)	(120,813)	(0.4%)

		(441,892)

Common Stocks - Short	Shares	Value	% of Basket Value
Chemicals
Chemours Co.	(7,270)	(217,664)	(0.8%)
Livent Corp.	(2,737)	(59,448)	(0.2%)
LyondellBasell Industries NV, Class A	(1,971)	(185,057)	(0.7%)
Mosaic Co.	(961)	(44,091)	(0.2%)
Perimeter Solutions SA	(15,094)	(121,960)	(0.4%)
Scotts Miracle-Gro Co.	(925)	(64,509)	(0.2%)
Tronox Holdings PLC, Class A	(6,506)	(93,556)	(0.3%)

		(786,285)
Commercial Services & Supplies
ACV Auctions, Inc., Class A	(12,157)	(156,947)	(0.6%)
Cimpress PLC	(2,009)	(88,034)	(0.3%)
Montrose Environmental Group, Inc.	(3,344)	(119,281)	(0.4%)

		(364,262)
Communications Equipment
Cisco Systems, Inc.	(3,857)	(201,625)	(0.7%)
Extreme Networks, Inc.	(3,255)	(62,235)	(0.2%)
Motorola Solutions, Inc.	(224)	(64,093)	(0.2%)

		(327,953)
Consumer Finance
SLM Corp.	(10,023)	(124,185)	(0.4%)

Consumer Staples Distribution & Retail
Kroger Co.	(3,392)	(167,463)	(0.6%)

Containers & Packaging
Amcor PLC	(7,518)	(85,555)	(0.3%)
Avery Dennison Corp.	(903)	(161,574)	(0.6%)

		(247,129)
Diversified Consumer Services
Bright Horizons Family Solutions, Inc.	(726)	(55,895)	(0.2%)
H&R Block, Inc.	(2,983)	(105,151)	(0.4%)
Service Corp. International	(2,021)	(139,004)	(0.5%)

		(300,050)
Diversified REITs
Safehold, Inc.	(1,948)	(57,213)	(0.2%)

Diversified Telecommunication Services
AT&T, Inc.	(3,878)	(74,652)	(0.3%)
Globalstar, Inc.	(127,853)	(148,309)	(0.5%)
Verizon Communications, Inc.	(942)	(36,634)	(0.1%)

		(259,595)
Electric Utilities
NextEra Energy, Inc.	(2,923)	(225,305)	(0.8%)
PG&E Corp.	(3,488)	(56,401)	(0.2%)
Southern Co.	(784)	(54,550)	(0.2%)

		(336,256)

Common Stocks - Short	Shares	Value	% of Basket Value
Electrical Equipment
Generac Holdings, Inc.	(1,113)	(120,215)	(0.4%)

Electronic Equipment, Instruments & Components
IPG Photonics Corp.	(1,481)	(182,622)	(0.7%)

Energy Equipment & Services
Baker Hughes Co.	(1,690)	(48,773)	(0.2%)
Expro Group Holdings NV	(7,506)	(137,810)	(0.5%)
Helix Energy Solutions Group, Inc.	(19,402)	(150,172)	(0.5%)
Noble Corp PLC	(3,746)	(147,855)	(0.5%)
Patterson-UTI Energy, Inc.	(11,840)	(138,528)	(0.5%)

		(623,138)
Entertainment
Live Nation Entertainment, Inc.	(2,536)	(177,520)	(0.6%)
Netflix, Inc.	(391)	(135,083)	(0.5%)
ROBLOX Corp., Class A	(1,256)	(56,495)	(0.2%)
Roku, Inc.	(1,003)	(66,018)	(0.2%)
Spotify Technology SA	(549)	(73,357)	(0.3%)
Walt Disney Co.	(888)	(88,915)	(0.3%)
Warner Bros Discovery, Inc.	(4,521)	(68,267)	(0.2%)
Warner Music Group Corp., Class A	(1,116)	(37,241)	(0.1%)

		(702,896)
Financial Services
AvidXchange Holdings, Inc.	(16,279)	(126,976)	(0.5%)
Block, Inc.	(706)	(48,467)	(0.2%)
Cannae Holdings, Inc.	(7,899)	(159,402)	(0.6%)
Essent Group Ltd.	(806)	(32,280)	(0.1%)
Fidelity National Information Services, Inc.	(1,496)	(81,278)	(0.3%)
Marqeta, Inc., Class A	(35,483)	(162,157)	(0.6%)
Mastercard, Inc., Class A	(27)	(9,812)	(0.0%)
StoneCo. Ltd., Class A	(9,681)	(92,357)	(0.3%)
TFS Financial Corp.	(12,175)	(153,770)	(0.5%)
Visa, Inc.	(84)	(18,939)	(0.1%)

		(885,438)
Food Products
Bunge Ltd.	(1,853)	(176,998)	(0.6%)
Pilgrim’s Pride Corp.	(7,922)	(183,632)	(0.7%)

		(360,630)
Gas Utilities
Atmos Energy Corp.	(895)	(100,562)	(0.4%)
UGI Corp.	(2,862)	(99,483)	(0.4%)

		(200,045)
Ground Transportation
Avis Budget Group, Inc.	(1,571)	(306,031)	(1.1%)
Grab Holdings Ltd., Class A	(47,224)	(142,144)	(0.5%)
Lyft, Inc., Class A	(14,599)	(135,333)	(0.5%)
Uber Technologies, Inc.	(6,068)	(192,355)	(0.7%)

		(775,863)

Common Stocks - Short	Shares	Value	% of Basket Value
Health Care Equipment & Supplies
Abbott Laboratories	(2,152)	(217,911)	(0.8%)
Heska Corp.	(695)	(67,846)	(0.2%)
IDEXX Laboratories, Inc.	(400)	(200,032)	(0.7%)
Mesa Laboratories, Inc.	(310)	(54,166)	(0.2%)
Neogen Corp.	(3,015)	(55,838)	(0.2%)
Nevro Corp.	(1,605)	(58,021)	(0.2%)
Tandem Diabetes Care, Inc.	(1,334)	(54,174)	(0.2%)

		(707,988)
Health Care Providers & Services
Apollo Medical Holdings, Inc.	(1,885)	(68,746)	(0.2%)
DaVita, Inc.	(724)	(58,724)	(0.2%)
Fulgent Genetics, Inc.	(1,584)	(49,452)	(0.2%)
OPKO Health, Inc.	(47,375)	(69,168)	(0.2%)

		(246,090)
Health Care REITs
Ventas, Inc.	(3,070)	(133,084)	(0.5%)

Hotel & Resort REITs
Service Properties Trust	(18,520)	(184,459)	(0.7%)
Xenia Hotels & Resorts, Inc.	(10,471)	(137,066)	(0.5%)

		(321,525)
Hotels, Restaurants & Leisure
Airbnb, Inc., Class A	(1,573)	(195,681)	(0.7%)
Caesars Entertainment, Inc.	(1,212)	(59,158)	(0.2%)
Doordash, Inc., Class A	(1,038)	(65,975)	(0.2%)
Expedia Group, Inc.	(2,456)	(238,306)	(0.8%)
Golden Entertainment, Inc.	(2,327)	(101,248)	(0.4%)
Las Vegas Sands Corp.	(2,684)	(154,196)	(0.5%)
Life Time Group Holdings, Inc.	(8,495)	(135,580)	(0.5%)
McDonald’s Corp.	(41)	(11,464)	(0.0%)
Norwegian Cruise Line Holdings Ltd.	(9,683)	(130,236)	(0.5%)
RCI Hospitality Holdings, Inc.	(1,687)	(131,873)	(0.5%)
Royal Caribbean Cruises Ltd.	(6,020)	(393,106)	(1.4%)
Starbucks Corp.	(958)	(99,756)	(0.4%)

		(1,716,579)
Household Durables
Helen of Troy Ltd.	(547)	(52,058)	(0.2%)

Household Products
Spectrum Brands Holdings, Inc.	(2,547)	(168,662)	(0.6%)

Independent Power & Renewable Electricity Producers
AES Corp.	(5,159)	(124,229)	(0.4%)
Vistra Corp.	(1,304)	(31,296)	(0.1%)

		(155,525)
Industrial REITs
Americold Realty Trust, Inc.	(5,009)	(142,506)	(0.5%)
Prologis, Inc.	(1,584)	(197,636)	(0.7%)

		(340,142)

Common Stocks - Short	Shares	Value	% of Basket Value
Insurance
Enstar Group Ltd.	(624)	(144,637)	(0.5%)
Goosehead Insurance, Inc., Class A	(1,330)	(69,426)	(0.2%)
Mercury General Corp.	(4,067)	(129,087)	(0.5%)
RenaissanceRe Holdings Ltd.	(950)	(190,323)	(0.7%)

		(533,473)
Interactive Media & Entertainment
IAC, Inc.	(1,166)	(60,166)	(0.2%)
Pinterest, Inc., Class A	(6,113)	(166,701)	(0.6%)
Snap, Inc., Class A	(17,391)	(194,953)	(0.7%)

		(421,820)
IT Services
Cloudflare, Inc., Class A	(1,052)	(64,866)	(0.2%)
Twilio, Inc., Class A	(4,058)	(270,385)	(1.0%)
Wix.com Ltd.	(850)	(84,830)	(0.3%)

		(420,081)
Life Sciences Tools & Services
10X Genomics, Inc., Class A	(1,539)	(85,861)	(0.3%)
Adaptive Biotechnologies Corp.	(8,542)	(75,426)	(0.3%)
BioLife Solutions, Inc.	(3,746)	(81,475)	(0.3%)
Illumina, Inc.	(286)	(66,509)	(0.2%)
Maravai LifeSciences Holdings, Inc., Class A	(4,065)	(56,951)	(0.2%)
Sotera Health Co.	(11,707)	(209,672)	(0.7%)

		(575,894)
Machinery
Xylem, Inc.	(10,268)	(1,075,060)	(3.8%)

Media
Cable One, Inc.	(72)	(50,544)	(0.2%)
Charter Communications, Inc., Class A	(183)	(65,443)	(0.2%)
Comcast Corp., Class A	(6,223)	(235,914)	(0.8%)
DISH Network Corp., Class A	(2,850)	(26,591)	(0.1%)
iHeartMedia, Inc., Class A	(8,626)	(33,641)	(0.1%)
Magnite, Inc.	(19,971)	(184,931)	(0.7%)
Trade Desk, Inc., Class A	(787)	(47,936)	(0.2%)
WideOpenWest, Inc.	(5,226)	(55,552)	(0.2%)

		(700,552)
Metals & Mining
Agnico Eagle Mines Ltd.	(1,090)	(55,557)	(0.2%)
Barrick Gold Corp.	(11,442)	(212,478)	(0.8%)
Carpenter Technology Corp.	(5,106)	(228,545)	(0.8%)
Cleveland-Cliffs, Inc.	(3,573)	(65,493)	(0.2%)
Kinross Gold Corp.	(14,896)	(70,160)	(0.3%)
Newmont Corp.	(240)	(11,765)	(0.0%)
Pan American Silver Corp.	(13,581)	(247,174)	(0.9%)
United States Steel Corp.	(2,263)	(59,064)	(0.2%)

		(950,236)
Mortgage Real Estate Investment Trusts (REITs)
AGNC Investment Corp.	(23,699)	(238,886)	(0.9%)

Common Stocks - Short	Shares	Value	% of Basket Value
Mortgage Real Estate Investment Trusts (REITs) – continued
Annaly Capital Management, Inc.	(9,755)	(186,418)	(0.7%)

		(425,304)
Multi-Utilities
Dominion Energy, Inc.	(2,374)	(132,730)	(0.5%)
Sempra Energy	(903)	(136,498)	(0.5%)

		(269,228)
Office REITs
Douglas Emmett, Inc.	(3,666)	(45,202)	(0.2%)
Hudson Pacific Properties, Inc.	(5,331)	(35,451)	(0.1%)
Kilroy Realty Corp.	(1,921)	(62,240)	(0.2%)
Vornado Realty Trust	(14,470)	(222,404)	(0.8%)

		(365,297)
Oil, Gas & Consumable Fuels
APA Corp.	(1,692)	(61,013)	(0.2%)
Cheniere Energy, Inc.	(1,264)	(199,206)	(0.7%)
Civitas Resources, Inc.	(758)	(51,802)	(0.2%)
Clean Energy Fuels Corp.	(35,264)	(153,751)	(0.5%)
DHT Holdings, Inc.	(15,127)	(163,523)	(0.6%)
Enviva, Inc.	(7,300)	(210,824)	(0.8%)
EQT Corp.	(1,122)	(35,803)	(0.1%)
Green Plains, Inc.	(4,232)	(131,150)	(0.5%)
Kosmos Energy Ltd.	(32,972)	(245,312)	(0.9%)
Marathon Oil Corp.	(26)	(623)	(0.0%)
Ovintiv, Inc.	(1,401)	(50,548)	(0.2%)
PBF Energy, Inc., Class A	(6,648)	(288,257)	(1.0%)
PDC Energy, Inc.	(692)	(44,413)	(0.2%)
Phillips 66	(1,913)	(193,940)	(0.7%)
Range Resources Corp.	(1,692)	(44,787)	(0.2%)
Southwestern Energy Co.	(7,488)	(37,440)	(0.1%)

		(1,912,392)
Passenger Airlines
Allegiant Travel Co.	(650)	(59,787)	(0.2%)
American Airlines Group, Inc.	(11,507)	(169,728)	(0.6%)
Delta Air Lines, Inc.	(4,718)	(164,753)	(0.6%)
Southwest Airlines Co.	(5,156)	(167,776)	(0.6%)
United Airlines Holdings, Inc.	(4,482)	(198,329)	(0.7%)

		(760,373)
Personal Care Products
Beauty Health Co.	(10,625)	(134,194)	(0.5%)
Olaplex Holdings, Inc.	(8,285)	(35,377)	(0.1%)

		(169,571)
Pharmaceuticals
Elanco Animal Health, Inc.	(5,234)	(49,200)	(0.2%)
Viatris, Inc.	(17,923)	(172,419)	(0.6%)

		(221,619)
Professional Services
Fiverr International Ltd.	(1,744)	(60,900)	(0.2%)
Upwork, Inc.	(4,737)	(53,623)	(0.2%)

		(114,523)

Common Stocks - Short	Shares	Value	% of Basket Value
Real Estate Management & Development
Anywhere Real Estate, Inc.	(7,204)	(38,037)	(0.1%)
CBRE Group, Inc., Class A	(1,745)	(127,053)	(0.5%)
DigitalBridge Group, Inc.	(12,582)	(150,858)	(0.5%)
Jones Lang LaSalle, Inc.	(353)	(51,358)	(0.2%)
Zillow Group, Inc., Class A	(1,778)	(77,699)	(0.3%)

		(445,005)
Residential REITs
Elme Communities	(7,159)	(127,860)	(0.5%)

Retail REITs
Acadia Realty Trust	(9,749)	(135,999)	(0.5%)
Kite Realty Group Trust	(7,557)	(158,092)	(0.6%)
Macerich Co.	(11,958)	(126,755)	(0.5%)

		(420,846)
Software
8x8, Inc.	(15,143)	(63,146)	(0.2%)
Ceridian HCM Holding, Inc.	(3,170)	(232,107)	(0.8%)
Datadog, Inc., Class A	(735)	(53,405)	(0.2%)
DocuSign, Inc.	(1,098)	(64,013)	(0.2%)
Dynatrace, Inc.	(1,239)	(52,410)	(0.2%)
Five9, Inc.	(819)	(59,206)	(0.2%)
Momentive Global, Inc.	(6,209)	(57,868)	(0.2%)
Palantir Technologies, Inc., Class A	(6,502)	(54,942)	(0.2%)
Paycom Software, Inc.	(492)	(149,573)	(0.5%)
Qualtrics International, Inc., Class A	(3,612)	(64,402)	(0.2%)
Rapid7, Inc.	(1,424)	(65,376)	(0.2%)
RingCentral, Inc., Class A	(1,768)	(54,225)	(0.2%)
UiPath, Inc., Class A	(3,947)	(69,309)	(0.2%)
Zoom Video Communications, Inc., Class A	(995)	(73,471)	(0.3%)
Zscaler, Inc.	(570)	(66,593)	(0.2%)

		(1,180,046)
Specialized REITs
American Tower Corp.	(561)	(114,635)	(0.4%)
Public Storage	(3,498)	(1,056,885)	(3.8%)

		(1,171,520)
Specialty Retail
Best Buy Co., Inc.	(2,263)	(177,125)	(0.6%)
CarMax, Inc.	(643)	(41,332)	(0.1%)
Designer Brands, Inc., Class A	(11,624)	(101,594)	(0.4%)
Gap, Inc.	(12,301)	(123,502)	(0.4%)
Sleep Number Corp.	(2,048)	(62,279)	(0.2%)

Williams-Sonoma, Inc.	(1,530)	(186,140)	(0.7%)
		(691,972)
Textiles, Apparel & Luxury Goods
Crocs, Inc.	(483)	(61,071)	(0.2%)
Hanesbrands, Inc.	(8,502)	(44,720)	(0.2%)
PVH Corp.	(981)	(87,466)	(0.3%)
VF Corp.	(1,914)	(43,850)	(0.2%)

		(237,107)

Common Stocks - Short	Shares	Value	% of Basket Value
Trading Companies & Distributors
Veritiv Corp.	(327)	(44,191)	(0.2%)

Total Common Stocks - Short		$(28,059,535)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$38,500,827	$—	$—	$38,500,827
Closed-End Investment Companies	212,770	—	—	212,770
Short-Term Investments*	—	180,463,408	—	180,463,408
Forward Foreign Currency Contracts (unrealized appreciation)	—	122,756	—	122,756
Futures Contracts (unrealized appreciation)	3,430,760	372,541	—	3,803,301

Total	$42,144,357	$180,958,705	$—	$223,103,062

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Equity Basket Total Return Swap	$— (a)	$—	$—	$—
Forward Foreign Currency Contracts (unrealized depreciation)	—	(272,934)	—	(272,934)
Futures Contracts (unrealized depreciation)	(2,799,014)	(27,848)	—	(2,826,862)

Total	$(2,799,014)	$(300,782)	$—	$(3,099,796)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.
(a)	Represents net unrealized appreciation (depreciation) of $0, as reflected within the Consolidated Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of and underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts, futures contracts and swap agreements.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. The Fund may also use various strategies commonly used by hedge funds that seek to profit from underlying risk factors, such as merger arbitrage. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments and equity basket total return swap agreements. As of March 31, 2023, the Fund used long and short contracts on foreign government bonds, U.S. market indices, foreign currencies, short term interest rates, and commodities (through investments in the Subsidiary), long contracts on foreign equity market indices, and short contracts on U.S. government bonds and equity basket total return swaps in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2023:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$122,756	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$37,934
Foreign exchange contracts	—	306,277
Commodity contracts	—	900,975
Equity contracts	—	2,558,115

Total exchange-traded asset derivatives	$—	$3,803,301

Total asset derivatives	$122,756	$3,803,301

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts	Swap agreements at value[1]
Over-the-counter liability derivatives
Foreign exchange contracts	$(272,934)	$—	$—
Equity Contracts	—	—	(28,059,535)

Total over-the-counter liability derivatives	$(272,934)	$—	$(28,059,535)

Exchange-traded liability derivatives
Interest rate contracts	$—	$(1,498,519)	$—
Foreign exchange contracts	—	(166,970)	—
Commodity contracts	—	(664,304)	—
Equity contracts	—	(497,069)	—

Total exchange-traded liability derivatives	$—	$(2,826,862)	$—

Total liability derivatives	$(272,934)	$(2,826,862)	$(28,059,535)

[1]	Represents swap agreements, at value. Market value of swap agreements is reported in the Consolidated Portfolio of Investments.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2023, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(150,178)	$828,938

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Investment Summary at March 31, 2023 (Unaudited)

Treasuries	42.3%
Certificates of Deposit	29.5
Common Stocks	16.2
Repurchase Agreements	4.3
Closed-End Investment Companies	0.1

Total Investments	92.4
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	7.6

Net Assets	100.0%

Net Exposures by Asset Class as a Percentage of Net Assets at March 31, 20231

Equity	37.8%
Fixed Income	(21.9)
Short-Term Interest Rate	26.9
Commodity	2.7
Currency	(0.7)

[1]

The Fund gains its investment exposures primarily through the use of futures contracts, forward contracts and swap contracts and may have net exposure that is materially less than or greater than its net asset value. Portfolio exposures presented above are intended to illustrate the Fund’s exposure to certain asset classes. The portfolio exposure percentage represents the notional contract value in U.S. dollars of the Fund’s futures and/or forward positions divided by the Fund’s total net assets. Notional contract values represent the aggregate exposure that a futures or forward currency contract provides to the underlying reference asset or currency, respectively. Exposure to equity securities also includes long and short equity positions held in conjunction with the Fund’s investment in bilateral equity basket total return swaps, and is represented by the U.S. dollar value of the securities in the basket.